Note 15 - Segment Information (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Schedule of Segment Reporting Information, by Segment [Table Text Block]
	Years Ended December 31,
	2016	2015
Net revenues from unaffiliated customers:
Thermal	$24,033	$24,084
EMS	16,194	14,805
	$40,227	$38,889
Depreciation/amortization:
Thermal	$440	$581
EMS	159	173
	$599	$754
Operating income (loss):
Thermal	$4,210	$4,517
EMS	989	(1,229)
Corporate	(1,053)	(726)
	$4,146	$2,562
Earnings (loss) before income tax expense (benefit):
Thermal	$4,193	$4,479
EMS	1,021	(1,170)
Corporate	(1,007)	(726)
	$4,207	$2,583
Income tax expense (benefit):
Thermal	$1,544	$1,252
EMS	376	(327)
Corporate	(371)	(203)
	$1,549	$722
Net earnings (loss):
Thermal	$2,649	$3,227
EMS	645	(843)
Corporate	(636)	(523)
	$2,658	$1,861
	Years Ended December 31,
	2016	2015
Capital expenditures:
Thermal	$262	$389
EMS	77	210
	$339	$599

Revenue from External Customers by Geographic Areas [Table Text Block]
	Years Ended December 31,
	2016	2015
Net revenues from unaffiliated customers:
U.S.	$13,061	$14,294
Foreign	27,166	24,595
	$40,227	$38,889

Long-lived Assets by Geographic Areas [Table Text Block]
	December 31,
	2016	2015
Property and equipment:
U.S.	$691	$797
Foreign	253	315
	$944	$1,112

Asset [Member]
Notes Tables
Schedule of Segment Reporting Information, by Segment [Table Text Block]
	December 31,
	2016	2015
Identifiable assets:
Thermal	$19,893	$16,983
EMS	22,951	23,001
	$42,844	$39,984